Consolidated income statement - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit or loss [abstract]
Sales	£ 18,432	£ 18,114	£ 15,641
Excise duties	(6,269)	(6,064)	(5,156)
Net sales	12,163	12,050	10,485
Cost of sales	(4,634)	(4,680)	(4,251)
Gross profit	7,529	7,370	6,234
Marketing	(1,882)	(1,798)	(1,562)
Other operating expenses	(1,956)	(2,013)	(1,831)
Operating profit	3,691	3,559	2,841
Non-operating items		20	123
Finance income	243	235	262
Finance charges	(503)	(564)	(589)
Share of after tax results of associates and joint ventures	309	309	221
Profit before taxation	3,740	3,559	2,858
Taxation	(596)	(732)	(496)
Profit from continuing operations	3,144	2,827	2,362
Discontinued operations		(55)
Profit for the year	3,144	2,772	2,362
Attributable to:
Equity shareholders of the parent company - continuing operations	3,022	2,717	2,244
Equity shareholders of the parent company - discontinued operations		(55)
Non-controlling interests - continuing operations	122	110	118
Profit for the year	£ 3,144	£ 2,772	£ 2,362
Weighted average number of shares
Shares in issue excluding own shares	2,484	2,512	2,508
Dilutive potential ordinary shares	11	11	10
Weighted average number of shares	2,495	2,523	2,518
Basic earnings per share
Continuing operations	£ 1.217	£ 1.082	£ 0.895
Discontinued operations		(0.022)
Basic earnings per share	1.217	1.060	0.895
Diluted earnings per share
Continuing operations	1.211	1.077	0.891
Discontinued operations		(0.022)
Diluted earnings per share	£ 1.211	£ 1.055	£ 0.891